Principal Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounting Policies [Line Items]
Foreign currency translation rate	6.3757	6.5249
Wirte down off inventories	¥ 0	¥ 0
Land use rights term of agreement	50 years	50 years
Impairment loss	¥ 0	¥ 0	¥ 0
Impairment loss on goodwill	0	0	0
Liandu Foreign Language School [Member]
Accounting Policies [Line Items]
Proceeds from government grants received	4,859,215
Qingtian International School [Member]
Accounting Policies [Line Items]
Proceeds from government grants received	¥ 1,499,505
CHINA
Accounting Policies [Line Items]
Proceeds from government grants received		¥ 9,860,106	¥ 5,857,993
Percentage of annual after tax profit to be appropriated to statutory reserve fund	10.00%	10.00%	10.00%
Balance in the reserve fund as a percentage of registered capital	50.00%	50.00%	50.00%
CHINA | Privately Run Schools [Member]
Accounting Policies [Line Items]
Percentage of annual after tax profit to be appropriated to statutory reserve fund	25.00%	25.00%
Amount of allocations made to statutory reserve funds from after tax profits	¥ 1,322,803	¥ 7,409,675	¥ 10,609,534
Uniforms [Member]
Accounting Policies [Line Items]
Inventory net		1,440,000
Food [Member]
Accounting Policies [Line Items]
Inventory net		¥ 60,000.00